UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value

Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$200	$199,500

Chile — 1.7%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19	100	120,516
3.00%, 7/17/22	400	384,441
4.50%, 8/13/23	200	211,610
4.25%, 7/17/42	200	182,915

		899,482

China — 0.3%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23	200	194,268

Costa Rica — 0.4%
Banco de Costa Rica, 5.25%, 8/12/18	200	205,000

Hong Kong — 0.8%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	200	212,940
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22	200	201,919

		414,859

India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23	200	199,252

Indonesia — 1.1%
Pertamina Persero PT:
5.25%, 5/23/21	200	208,250
4.30%, 5/20/23	200	192,000
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	211,750

		612,000

Ireland — 0.5%
Russian Railways via RZD Capital PLC, 5.74%, 4/03/17	100	102,500
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22	200	186,240

		288,740

Kazakhstan — 1.6%
KazMunayGas National Co. JSC:
9.13%, 7/02/18	400	484,000
4.40%, 4/30/23	400	399,000

		883,000

Foreign Agency Obligations	Par (000)	Value

Luxembourg — 0.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	$200	$193,300

Malaysia — 1.7%
Penerbangan Malaysia BHD, 5.63%, 3/15/16	100	107,046
Petronas Capital, Ltd., 5.25%, 8/12/19	700	787,947

		894,993

Mexico — 1.5%
America Movil SAB de CV, 6.38%, 3/01/35	200	238,299
Petroleos Mexicanos:
5.50%, 1/21/21	100	110,530
3.50%, 1/30/23	320	308,800
6.50%, 6/02/41	130	150,800

		808,429

Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	223,750

Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	192,375

South Africa — 0.7%
Eskom Holdings SOC, Ltd., 5.75%, 1/26/21	200	204,540
Transnet SOC, Ltd., 4.00%, 7/26/22	200	190,400

		394,940

United Kingdom — 0.4%
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23	200	206,399

United States — 0.7%
The Goldman Sachs Group, Inc., 6.13%, 2/15/33	200	239,651
Petroleos Mexicanos, 5.75%, 3/01/18	150	166,875

		406,526

Total Foreign Agency Obligations — 13.3%		7,216,813

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

Banco Nacional de Desenvolvimento Economico e Social:
3.38%, 9/26/16	$200	$206,400
5.50%, 7/12/20	100	107,750
Brazilian Government International Bond:
4.88%, 1/22/21	900	969,300
7.13%, 1/20/37	300	378,000
Chile Government International Bond, 2.25%, 10/30/22	250	236,875
Colombia Government International Bond:
4.38%, 7/12/21	1,000	1,065,000
6.13%, 1/18/41	250	298,125
Costa Rica Government International Bond, 4.38%, 4/30/25	200	184,500
The Export-Import Bank of China, 4.88%, 7/21/15	200	207,272
Indonesia Government International Bond:
3.75%, 4/25/22	600	589,500
8.50%, 10/12/35	100	138,250
7.75%, 1/17/38	200	259,000
Lithuania Government International Bond:
7.38%, 2/11/20	500	610,000
6.63%, 2/01/22	200	241,500
Mexico Government International Bond:
3.63%, 3/15/22	400	407,000
6.75%, 9/27/34	100	128,750
4.75%, 3/08/44	330	330,825
Morocco Government International Bond, 5.50%, 12/11/42	200	197,624
Panama Government International Bond:
7.13%, 1/29/26	500	635,000
6.70%, 1/26/36	100	123,000
Peruvian Government International Bond:
7.13%, 3/30/19	200	241,700
8.75%, 11/21/33	100	152,500
6.55%, 3/14/37	430	539,650
Philippine Government International Bond:
8.38%, 6/17/19	150	189,750
5.50%, 3/30/26	400	461,000
7.75%, 1/14/31	100	139,000
6.38%, 10/23/34	400	504,500

Foreign Government Obligations	Par (000)	Value

Poland Government Bond, 4.00%, 10/25/23	$700	$234,635
Poland Government International Bond:
5.00%, 10/19/15	200	210,500
6.38%, 7/15/19	200	236,500
5.13%, 4/21/21	700	785,225
5.00%, 3/23/22	200	222,750
Republic of Latvia, 2.75%, 1/12/20	350	342,125
Romanian Government International Bond:
4.38%, 8/22/23	300	308,655
4.88%, 1/22/24	400	425,500
Russian Foreign Bond - Eurobond:
5.00%, 4/29/20	900	931,725
4.88%, 9/16/23	200	198,800
12.75%, 6/24/28	100	166,020
Slovakia Government International Bond, 4.38%, 5/21/22	200	213,848
South Africa Government International Bond:
5.88%, 5/30/22	500	557,250
5.88%, 9/16/25	200	221,040
Turkey Government International Bond:
6.75%, 4/03/18	700	787,500
7.50%, 11/07/19	100	118,430
7.38%, 2/05/25	100	122,100
6.75%, 5/30/40	100	117,275
4.88%, 4/16/43	400	378,000
Uruguay Government International Bond:
8.00%, 11/18/22	100	130,750
7.63%, 3/21/36	300	402,000

Total Foreign Government Obligations — 30.7%		16,652,399

Investment Companies —	Shares	Value

United States — 1.0%
iShares MSCI Frontier 100 ETF (a)	13,244	509,762

Total Long-Term Investments (Cost — $24,751,302) — 45.0%		$24,378,974

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	2

Consolidated Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	$29,876,804	$29,876,804

Total Short-Term Securities (Cost — $29,876,804) — 55.2%		29,876,804
Total Investments (Cost — $54,628,106) — 100.2%	54,255,778
Liabilities in Excess of Other Assets — (0.2)%	(96,943)

Net Assets — 100.0%	$54,158,835

Notes to Consolidated Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Shares Purchased	Shares Sold	Shares Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	20,416,832	9,459,972[1]	—	29,876,804	$29,876,804	$6,214	—
iShares MSCI Frontier 100 ETF	99,142	—	(85,898)	13,244	$509,762	$4,526	$515,785
[1] Represents net shares purchased.
(b)	Represents the current yield as of report date.

• Total return swaps outstanding as of July 31, 2014 were as follows:[2]
Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entity
Equity Securities Long/Short:	Goldman Sachs & Co.	5/14/14 – 7/27/23	$466,615	$60,969[3]	$498,068
	Goldman Sachs & Co.	12/03/14 – 10/29/15	$14,452,506	1,771,258[4]	16,307,666
	UBS AG	6/13/14	$13,519,711	1,036,318[5]	14,238,903
Total				$2,868,545	$31,044,637

[2]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The following are the specified benchmarks used in determining the variable rate of interest:
IntercontinentalExchange LIBOR: USD 1 Month; USD Spot Next
[3]	Amount includes $29,516 of net dividends and financing fees.
[4]	Amount includes $(83,902) of net dividends and financing fees.
[5]	Amount includes $ 317,126 of net dividends and financing fees.

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

131	SGX S&P Nifty Index	Singapore Exchange Derivatives Clearing Limited	August 2014	$2,028,142	$(23,187)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2014, expiration dates 5/14/14 – 7/27/23

	Shares	Value
Reference Entity - Long

Australia
BHP Billiton Ltd.	138	$4,900
Ramsay Health Care Ltd.	52	2,317
Rio Tinto Ltd.	36	2,187
Woodside Petroleum Ltd.	44	1,727

		11,131

Austria
Andritz AG	9	487
BUWOG AG	9	174
Immofianz AG	181	573
Raiffeisen Bank International AG	16	440
Vienna Insurance Group AG	17	844

		2,518

Belgium
Anheuser-Busch InBev NV	57	6,152
KBC Groep NV	14	759

		6,911

Canada
BlackBerry, Ltd.	186	1,738
Brookfield Renewable Energy Partners LP	38	1,084
Eldorado Gold Corp.	249	1,847
First Quantum Minerals Ltd.	54	1,281
Kinross Gold Corp.	387	1,547
Methanex Corp.	8	521
New Gold, Inc.	163	1,003
Yamana Gold, Inc.	113	964

		9,985

Denmark
Chr Hansen Holding A/S	15	620
Novo Nordisk A/S, Class B	19	875
Rockwool International A/S, -B Shares	3	500

		1,995

Finland
Kone OYJ, Class B	21	883
Nokia OYJ	81	642
Valmet Corp.	52	543

		2,068

	Shares	Value
Reference Entity - Long

France
Airbus Group NV	29	$1,682
Casino Guichard-Perrachon SA	11	1,326
Christian Dior SA	4	697
Danone SA	25	1,806
Edenred	32	1,000
Imerys SA	19	1,483
Lafarge SA	12	934
Pernod Ricard SA	12	1,344
Renault SA	11	918
SEB SA	10	811
Societe BIC SA	10	1,379
Valeo SA	10	1,198

		14,578

Germany
Adidas AG	7	554
Bayer AG, Registered Shares	5	660
Bayerische Motoren Werke AG	25	2,978
Daimler AG, Registered Shares	40	3,301
Fuchs Petrolub SE, Preference Shares, 0.00%	20	803
GEA Group AG	24	1,077
Henkel AG & Co. KGaA, Preference Shares	20	2,224
MAN SE	6	712
Merck KGaA	22	1,945
Puma SE	3	765
Symrise AG	21	1,103
Volkswagen AG, Preference Shares	15	3,484
Wacker Chemie AG	5	579

		20,185

Hong Kong
AIA Group Ltd.	800	4,286
Bank of East Asia Ltd.	400	1,705
BOC Hong Kong Holdings Ltd.	500	1,568
Cathay Pacific Airways Ltd.	1,000	1,889
Champion REIT	1,000	465
CLP Holdings Ltd.	500	4,159
Galaxy Entertainment Group Ltd.	1,000	8,410
Hang Seng Bank Ltd.	200	3,388
Henderson Land Development Co. Ltd.	1,210	7,675
Hong Kong & China Gas Co. Ltd.	1,540	3,370
Kerry Logistics Network, Ltd.	250	408
MTR Corp.	1,000	3,928
Sands China Ltd.	400	2,937

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

Hong Kong
Wharf Holdings Ltd.	1,000	$7,970
Wynn Macau Ltd.	400	1,705

		53,863

Ireland
Accenture PLC, Class A	47	3,726

Israel
Bank Leumi Le-Israel BM	545	2,140
Israel Chemicals Ltd.	121	984
The Israel Corp. Ltd.	2	1,177

		4,301

Italy
Fiat SpA	84	806
Pirelli & C SpA	121	1,805
Prysmian SpA	72	1,531
Saipem SpA	30	699
Tenaris SA	93	2,002

		6,843

Japan
Advantest Corp.	100	1,116
Nexon Co. Ltd.	200	1,929
Nitto Denko Corp.	100	4,463
Sharp Corp.	1,000	3,115
Sumco Corp.	100	921
Tokyo Electron Ltd.	100	6,532
Tokyo Seimitsu Co. Ltd.	100	1,773
Toyota Motor Corp.	100	5,904
Yamaha Motor Co. Ltd.	100	1,657

		27,410

Netherlands
Akzo Nobel NV	21	1,512
Koninklijke Boskalis Westminster NV	39	2,083
Royal Dutch Shell PLC, Class B	227	9,775
Unilever NV CVA	160	6,585

		19,955

Niger
Chicago Bridge & Iron Co. NV	5	297

Norway
Telenor ASA	53	1,220

Singapore
Flextronics International Ltd.	213	2,213

Spain
Banco Bilbao Vizcaya Argentaria SA	140	1,721
Banco Santander SA	367	3,687
	Shares	Value

Reference Entity - Long

Spain (concluded)
Banco Santander SA - Rights	367	$77
Indra Sistemas SA	38	588
Obrascon Huarte Lain SA	12	453
Tecnicas Reunidas SA	10	562
Telefonica SA	86	1,402

		8,490

Sweden
Alfa Laval AB	28	636
Atlas Copco AB, Class A	50	1,492
Investment AB Kinnevik, Class B	27	1,121
Telefonaktiebolaget LM Ericsson, Class B	58	722
Volvo AB, Class B	63	769

		4,740

Switzerland
ABB Ltd., Registered Shares	89	2,047
Cie Financiere Richemont SA, Registered Shares	23	2,183
Clariant AG	37	689
DKSH Holding AG	11	794
Dufry AG (a)	6	1,027
Glencore Xstrata PLC	298	1,801
Holcim Ltd., Registered Shares	12	960
Nestle SA, Registered Shares	113	8,366
OC Oerlikon Corp. AG, Registered Shares	108	1,457
Schindler Holding AG, Participation Certificates	17	2,541
SGS SA, Registered Shares	1	2,178
Sika AG - Bearer Shares	1	3,890
The Swatch Group AG, Bearer Shares	2	1,067

		29,000

United Kingdom
3i Group PLC	143	908
BG Group PLC	103	2,031
British American Tobacco PLC	84	4,921
Burberry Group PLC	21	499
Diageo PLC	64	1,922
Eurasian Natural Resources Corp. PLC	448	1,645
G4S PLC	140	592
HSBC Holdings PLC	756	8,105
Intertek Group PLC	26	1,123
Investec PLC	60	519
Mondi PLC	47	823
Noble Corp. PLC	45	1,412
Old Mutual PLC	503	1,655
Rexam PLC	135	1,138

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

United Kingdom (concluded)
Rotork PLC	11	$512
SABMiller PLC	69	3,757
Standard Chartered PLC	92	1,908
Vodafone Group PLC	1,091	3,633

		37,103

United States
3M Co.	13	1,832
Adobe Systems, Inc.	9	622
Advanced Micro Devices, Inc.	151	590
The AES Corp.	83	1,213
Air Lease Corp.	35	1,206
Alexion Pharmaceuticals, Inc.	6	954
Allergan, Inc.	8	1,327
Amazon.com, Inc.	10	3,130
American International Group, Inc.	22	1,144
Amgen, Inc.	29	3,694
Apple, Inc.	133	12,711
Applied Materials, Inc.	83	1,740
Atmel Corp.	142	1,164
Avon Products, Inc.	76	1,003
The Boeing Co.	17	2,048
Bristol-Myers Squibb Co.	47	2,379
Bunge Ltd.	21	1,656
Caterpillar, Inc.	31	3,123
Chevron Corp.	41	5,299
Citigroup, Inc.	141	6,896
The Coca-Cola Co.	60	2,357
Colgate-Palmolive Co.	19	1,205
Corning, Inc.	114	2,240
Costco Wholesale Corp.	6	705
Cypress Semiconductor Corp.	84	849
Dresser-Rand Group, Inc.	12	714
Dril-Quip, Inc.	9	907
eBay, Inc.	15	792
Entropic Communications, Inc.	250	698
Expeditors International of Washington, Inc.	56	2,418
Exxon Mobil Corp.	104	10,290
Facebook, Inc., Class A	56	4,068
FedEx Corp.	4	588
Fluor Corp.	12	874
FMC Corp.	18	1,174
General Electric Co.	135	3,395
Google, Inc., Class A	16	9,273
Hewlett-Packard Co.	19	677
The Home Depot, Inc.	74	5,983
Honeywell International, Inc.	13	1,194
Intel Corp.	182	6,168
International Business Machines Corp.	24	4,600
Jabil Circuit, Inc.	41	818

	Shares	Value

Reference Entity - Long

United States (concluded)
Johnson & Johnson	89	$8,908
Kansas City Southern	7	763
KBR, Inc.	32	661
Kimberly-Clark Corp.	14	1,454
Kosmos Energy Ltd.	128	1,233
Las Vegas Sands Corp.	16	1,182
Lear Corp.	16	1,507
Marvell Technology Group Ltd.	49	654
Mastercard, Inc., Class A	27	2,002
Merck & Co., Inc.	93	5,277
MGM Resorts International	80	2,147
Micron Technology, Inc.	37	1,130
Microsoft Corp.	190	8,200
Monsanto Co.	5	565
The Mosaic Co.	26	1,199
Newfield Exploration Co.	26	1,048
NIKE, Inc., Class B	19	1,465
NVIDIA Corp.	42	735
Occidental Petroleum Corp.	12	1,173
ON Semiconductor Corp.	151	1,293
Oracle Corp.	93	3,756
Pall Corp.	32	2,479
PepsiCo, Inc.	33	2,907
Pfizer, Inc.	396	11,365
Philip Morris International, Inc.	28	2,296
The Procter & Gamble Co.	73	5,644
QUALCOMM, Inc.	60	4,422
Raytheon Co.	5	454
Samsonite International SA	600	1,859
SanDisk Corp.	7	642
Schlumberger Ltd.	63	6,829
Teradyne, Inc.	34	619
Texas Instruments, Inc.	29	1,341
Thermo Fisher Scientific, Inc.	18	2,187
United Technologies Corp.	19	1,998
Verizon Communications, Inc.	121	6,109
Visa, Inc., Class A	16	3,376
Visteon Corp.	11	1,051
VMware, Inc., Class A	6	596
Wal-Mart Stores, Inc.	88	6,475
Western Digital Corp.	11	1,098
Wynn Resorts Ltd.	8	1,706
Yum! Brands, Inc.	29	2,013

		229,536

Net Value of Reference Entity – Goldman Sachs & Co.		$498,068

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2014, expiration dates 12/03/14 – 10/29/15

	Shares	Value

Reference Entity - Long

Brazil
AES Tiete SA, Preference Shares	1,100	$8,999
AMBEV SA	36,900	254,864
Bradespar SA, Preference Shares	14,000	141,928
BRF SA	5,000	122,314
Centrais Eletricas Brasileiras SA, ADR	954	4,589
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	882	42,530
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	7,400	357,157
Cia Energetica de Minas Gerais, -ADR	18,286	150,311
Cia Energetica de Minas Gerais, Preference Shares	13,500	109,904
Cia Energetica de Sao Paulo, Preference 'B' Shares	26,000	331,540
CPFL Energia SA	1,700	14,836
CPFL Energia SA, ADR	7,109	124,621
EDP - Energias do Brasil SA	2,000	9,344
Even Construtora e Incorporadora SA	17,600	48,407
Itau Unibanco Holding SA, Preference Shares	7,040	108,916
Itausa - Investimentos Itau SA, Preference Shares	41,451	173,386
Multiplus SA	1,500	21,904
Petroleo Brasileiro SA - ADR	24,933	419,373
Petroleo Brasileiro SA, Preference Shares	14,700	123,755
Randon Participacoes SA, Preference Shares	24,125	66,248
Vale SA, Preference Shares - ADR	17,887	228,954
Vale SA, Preference A Shares	18,200	233,682

		3,097,562

Chile
Banco Santander Chile - ADR	6,158	156,598

China
Agricultural Bank of China Ltd., Class H	21,000	10,173
Anta Sports Products Ltd.	69,000	113,410
Bank of China Ltd., Class H	202,000	96,534
Bank of Communications Co. Ltd., Class H	7,000	5,363

	Shares	Value

Reference Entity - Long

China (continued)
China BlueChemical Ltd., Class H	46,000	$23,692
China Cinda Asset Management Co., Ltd.	128,000	72,951
China Communications Construction Co. Ltd., Class H	519,000	392,778
China Construction Bank Corp., Class H	419,000	320,585
China Everbright Bank Co., Ltd.	67,000	31,018
China Galaxy Securities Co., Ltd., Class H	29,500	22,189
China Life Insurance Co. Ltd., Class H	70,000	207,891
China Merchants Bank Co. Ltd., Class H	11,000	22,230
China Minsheng Banking Corp. Ltd., Class H	100	103
China Oilfield Services Ltd., Class H	160,000	398,292
China Pacific Insurance Group Co. Ltd., Class H	8,800	34,564
China Petroleum & Chemical Corp. Class H	63,200	61,873
China Railway Construction Corp. Ltd., Class H	240,500	230,514
China Railway Group Ltd., Class H	38,000	20,322
China Shenhua Energy Co. Ltd., Class H	34,500	101,444
CSR Corp. Ltd., Class H	214,000	191,394
Datang International Power Generation Co. Ltd., Class H	20,000	9,919
Guangzhou Automobile Group Co. Ltd., Class H	8,000	8,981
Guangzhou R&F Properties Co. Ltd., Class H	76,400	112,014
Huaneng Power International, Inc., Class H	18,000	19,981
Industrial & Commercial Bank of China Ltd., Class H	324,000	220,974
Ping An Insurance Group Co. of China Ltd., Class H	13,500	114,709
Shanghai Industrial Holdings, Ltd.	33,000	109,831
Sino-Ocean Land Holdings Ltd.	270,000	157,687
Sinopharm Group Co. Ltd., Class H	4,800	14,066
Sunac China Holdings Ltd.	159,000	130,179
Tencent Holdings, Ltd.	700	11,368
Tingyi Cayman Islands Holding Corp.	6,000	16,989
Zhejiang Expressway Co. Ltd., Class H	296,000	319,769
Zhuzhou CSR Times Electric Co. Ltd., Class H	16,500	56,431

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

China (concluded)
Zijin Mining Group Co. Ltd., Class H	234,000	$60,776

		3,720,994

Czech Republic
Komercni Banka AS	92	19,946

Hong Kong
China Power International Development, Ltd.	561,000	235,233
China Resources Cement Holdings Ltd.	102,000	73,656
China Resources Land Ltd.	48,000	111,862
China Travel International Inv HK	1,060,000	252,363
COSCO Pacific Ltd.	162,000	243,435
Franshion Properties China Ltd.	246,000	72,540
GOME Electrical Appliances Holding Ltd.	403,000	68,022
Hopewell Highway Infrastructure, Ltd.	45,500	23,425
Kingboard Chemical Holdings Ltd.	40,500	84,986
KWG Property Holding Ltd.	33,500	24,459
Poly Property Group Co. Ltd.	20,000	9,705
Shenzhen International Holdings, Ltd.	6,000	7,401
Shenzhen Investment Ltd.	608,000	210,127
Shimao Property Holdings Ltd.	52,500	120,710

		1,537,924

Hungary
OTP Bank PLC	4,749	82,311

Indonesia
Adhi Karya Persero Tbk PT	17,300	4,595
Bank Negara Indonesia Persero Tbk PT	39,000	16,893
Holcim Indonesia Tbk PT	14,100	3,648
Matahari Department Store Tbk PT	19,400	24,136
Matahari Putra Prima Tbk PT	363,100	91,625
Perusahaan Gas Negara Persero Tbk PT	76,500	38,506
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	84,100	15,062
Tambang Batubara Bukit Asam Persero Tbk PT	82,900	82,046
Telekomunikasi Indonesia Persero Tbk PT, ADR	10,731	481,929
Unilever Indonesia Tbk PT	5,600	14,653

		773,093

Israel
Check Point Software Technologies Ltd.	127	8,619

	Shares	Value

Reference Entity - Long

Malaysia
British American Tobacco Malaysia Bhd	20,600	$453,062
Hong Leong Bank Bhd	8,900	39,337
Hong Leong Financial Group Bhd	800	4,359
Lafarge Malayan Cement Bhd	5,900	17,999
Malayan Banking Bhd	24,900	76,807
Sime Darby Bhd	23,000	68,360
Telekom Malaysia Bhd	70,900	138,159

		798,083

Mexico
America Movil SAB de CV, Series L	268,600	316,753
Arca Continental SAB de CV	3,900	27,515
Controladora Comercial Mexicana SAB de CV	7,900	29,102
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,600	185,371
Grupo Bimbo SAB de CV, Series A	68,100	209,194
Grupo Lala SAB de CV	42,500	108,436
Industrias Penoles SAB de CV	4,645	116,090
Kimberly-Clark de Mexico SAB de CV, Class A	55,500	141,101

		1,133,562

Panama
Copa Holdings SA, Class A	3,813	579,080

Peru
Compania de Minas Buenaventura SA - ADR	3,651	42,753

Philippines
Globe Telecom, Inc.	3,220	128,377
Metropolitan Bank & Trust Co.	4	8
Philippine Long Distance Telephone Co.	45	3,169
Philippine Long Distance Telephone Co. - ADR	4,680	329,285
Universal Robina Corp.	35,460	131,360

		592,199

Poland
Enea SA	5,944	28,868
PGE SA	25,438	169,239

		198,107

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

Russia
Lukoil OAO	11,361	$633,381
Lukoil OAO - ADR	1,788	99,683
Magnit OJSC - GDR	179	10,496
MMC Norilsk Nickel	7	1,369
MMC Norilsk Nickel OJSC, ADR	1,918	37,509
Mobile Telesystems - ADR	1,084	19,436
Moscow Exchange MICEX-RTS OAO	65	103
Rosneft OAO, -GDR	14,494	89,431
Rosneft Oil Co.	21,279	131,823
Severstal OAO	1,430	13,677
Sistema JSFC	33,600	36,945
Tatneft OAO	21,882	128,860
Tatneft OAO, ADR	230	8,175

		1,210,888

South Africa
Barloworld Ltd.	1,080	10,242
Bidvest Group Ltd.	9,332	251,044
Clicks Group, Ltd.	546	3,344
FirstRand Ltd.	87,074	350,074
Investec Ltd.	1,206	10,380
Kumba Iron Ore Ltd.	1,930	67,488
Liberty Holdings Ltd.	412	4,971
Life Healthcare Group Holdings Ltd.	6,347	26,045
Mediclinic International, Ltd.	9,064	72,129
MMI Holdings Ltd.	5,200	12,563
Mondi, Ltd.	367	6,454
Mr. Price Group Ltd.	8,709	164,482
Naspers Ltd., Class N	1,812	222,834
Netcare Ltd.	33,439	96,004
Sanlam Ltd.	20,490	116,221
Sibanye Gold, Ltd.	3,987	9,457
Standard Bank Group Ltd.	7,797	104,905
Steinhoff International Holdings Ltd.	7,785	38,889
Steinhoff International Holdings Ltd. - Rights	1,291	193
Vodacom Group Ltd.	11,277	131,807
Woolworths Holdings Ltd.	4,079	31,498

		1,731,024

South Korea
AfreecaTV Co., Ltd.	530	14,192
Amorepacific Corp.	24	41,329
Amorepacific Group	106	90,995
Cheil Worldwide, Inc. (a)	670	14,019
CJ CGV Co., Ltd.	802	35,661
Coway Co., Ltd.	1,236	106,541
Green Cross Corp.	2,545	301,052
GS Home Shopping, Inc.	98	26,472
Hanil E-Wha Co., Ltd.	140	2,881

	Shares	Value

Reference Entity - Long

South Korea (concluded)
Hanmi Pharm Co., Ltd.	79	$6,656
Hanwha Corp.	2,080	58,954
Hanwha Life Insurance Co., Ltd.	1,280	8,496
Hyundai Engineering & Construction Co., Ltd.	2,203	134,295
Hyundai Securities Co., Ltd.	770	5,915
Hyundai Steel Co.	409	31,159
Industrial Bank of Korea	12,773	189,382
Kangwon Land, Inc.	7,033	233,194
KEPCO Plant Service & Engineering Co., Ltd.	79	5,684
Kia Motors Corp.	2,825	165,844
Korea Investment Holdings Co., Ltd.	240	10,736
Korea Zinc Co., Ltd.	182	72,874
KT Skylife Co., Ltd.	3,110	67,644
KT&G Corp.	307	29,749
LG Corp.	3,194	213,893
LG Display Co., Ltd.	140	4,596
LG Fashion Corp.	1,080	30,224
LOTTE Himart Co., Ltd.	347	23,025
LS Corp.	1,190	83,833
Lumens Co., Ltd.	5,394	42,816
Maeil Dairy Industry Co., Ltd.	1,525	55,277
Medy-Tox, Inc.	299	44,273
Mirae Asset Securities Co., Ltd.	280	12,633
NAVER Corp.	178	127,100
NongShim Co., Ltd.	186	47,151
Poongsan Corp.	710	20,516
POSCO	71	23,072
S-1 Corp.	1,197	89,055
Samsung Card Co., Ltd.	220	10,240
Samsung Electronics Co., Ltd.	278	359,791
SK C&C Co., Ltd.	1,086	177,109
SK Chemicals Co., Ltd.	632	39,811
SK Networks Co., Ltd. (a)	420	4,571
SK Telecom Co., Ltd., ADR	15,685	444,042
Sungwoo Hitech Co., Ltd.	8,041	111,876

		3,618,628

Taiwan
AcBel Polytech, Inc.	49,000	78,926
Advantech Co., Ltd.	3,000	23,340
Asia Cement Corp.	2,000	2,778
AU Optronics Corp.	182,000	82,013
Career Technology MFG. Co., Ltd.	9,000	11,936
Cathay Financial Holding Co., Ltd.	28,350	47,174
Chimei Materials Technology Corp.	247,000	293,721
China Steel Chemical Corp.	16,000	100,999
Compal Electronics, Inc.	141,000	129,786
Compeq Manufacturing Co., Ltd.	534,000	315,434
CTCI Corp.	6,000	9,929

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

Taiwan (concluded)
Delta Electronics, Inc.	71,000	$482,476
Elan Microelectronics Corp.	40,000	64,791
Elite Advanced Laser Corp.	15,000	62,942
Far Eastern Department Stores Ltd.	83,770	85,019
Far Eastern New Century Corp.	176,280	196,978
First Financial Holding Co., Ltd.	67,725	46,016
Formosa Taffeta Co., Ltd.	51,000	56,215
Fubon Financial Holding Co., Ltd.	159,000	249,601
Hon Hai Precision Industry Co., Ltd.	67,000	229,588
Hon Hai Precision Industry Co., Ltd. - GDR	8,963	61,397
Inotera Memories, Inc.	26,000	44,435
Inventec Co. Ltd.	198,000	176,014
King Slide Works Co., Ltd.	4,000	52,937
King Yuan Electronics Co., Ltd.	266,000	217,871
Largan Precision Co., Ltd.	3,000	230,472
Namchow Chemical Industrial Co., Ltd.	41,000	93,528
Nan Ya Plastics Corp.	5,000	11,618
Novatek Microelectronics Corp.	2,000	10,125
PChome Online, Inc.	1,000	10,288
Pegatron Corp.	67,000	126,960
President Chain Store Corp.	44,000	350,022
Primax Electronics, Ltd.	46,000	70,995
Quanta Computer, Inc.	4,000	11,172
Realtek Semiconductor Corp.	4,070	12,890
Sigurd Microelectronics Corp.	212,000	225,494
Siliconware Precision Industries Co.	6,000	8,189
Siliconware Precision Industries Co. - ADR	50,405	335,193
Soft-World International Corp.	18,000	54,743
Taishin Financial Holding Co., Ltd.	30,405	16,227
Taiwan Cooperative Financial Holding Co., Ltd.	66,060	39,316
Taiwan Semiconductor Manufacturing Co., Ltd.	93,000	372,863
Taiwan Union Technology Corp.	15,000	14,273
Teco Electric and Machinery Co., Ltd.	6,000	7,606
TXC Corp.	20,000	28,696
Uni-President Enterprises Corp.	53,000	100,894
Vanguard International Semiconductor Corp.	159,000	227,529
Winbond Electronics Corp.	436,000	157,091
Yuanta Financial Holding Co., Ltd.	597,000	331,546
Zhen Ding Technology Holding Ltd.	10,000	29,963

		6,000,009

Thailand
Advanced Info Service PCL	12,200	79,028

	Shares	Value

Reference Entity - Long

Thailand (concluded)
BEC World PCL, Foreign Registered Shares	39,400	$61,352
Delta Electronics Thailand PCL	66,100	127,630
Glow Energy PCL	2,600	6,883
Jasmine International PCL	233,600	54,562
PTT Exploration & Production PCL	51,700	261,640
PTT Global Chemical PCL, Foreign Registered Shares	317,500	650,128
PTT PCL	28,400	282,143
Quality Houses PCL	87,100	10,687
Samart Corp. PCL	6,700	4,737
Siam Cement PCL, Foreign Registered Shares	7,500	99,862
TTW PCL	84,400	31,542

		1,670,194

Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	35,968	46,608
Enka Insaat ve Sanayi AS	63,015	164,237
Eregli Demir ve Celik Fabrikalari TAS	185,330	390,774
Goodyear Lastikleri TAS	294	11,596
Haci Omer Sabanci Holding AS	35,780	166,756
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	63,349	68,432
KOC Holding AS	16,253	85,283
Koza Altin Isletmeleri AS	1,340	13,848
Koza Anadolu Metal Madencilik Isletmeleri	3,665	4,318
Tofas Turk Otomobil Fabrikasi A/S	7,620	47,184
Turk Hava Yollari	25,651	76,968
Turkiye Is Bankasi, Class C	72,852	203,268
Turkiye Sise ve Cam Fabrikalari A/S	11,684	16,984
Turkiye Vakiflar Bankasi Tao, Class D	2,801	6,579

		1,302,835

United Kingdom
BHP Billiton PLC	4,779	163,264
British American Tobacco PLC	526	30,873

		194,137

Total Reference Entity – Long		$28,468,546

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Short

Brazil

Aliansce Shopping Centers SA	(5,000)	$(41,433)
BR Properties SA	(17,600)	(108,839)
Cia Siderurgica Nacional SA, ADR	(16,055)	(79,793)
Equatorial Energia SA	(51,100)	(569,843)
Gafisa SA	(2,000)	(2,909)
Marcopolo SA	(111,600)	(196,760)
Smiles SA	(11,100)	(193,256)

		(1,192,833)

Chile
Latam Airlines Group SA - ADR	(23,674)	(277,459)
Sociedad Quimica y Minera de Chile SA - ADR	(7,857)	(217,875)

		(495,334)

China
Airtac International Group	(7,000)	(65,756)
Aluminum Corp. of China Ltd. - ADR	(2,300)	(26,312)
AviChina Industry & Technology Co., Ltd.	(104,000)	(59,994)
Biostime International Holdings, Ltd.	(4,000)	(18,217)
China COSCO Holdings Co., Ltd., Class H	(397,000)	(171,207)
China Dongxiang Group Co., Ltd.	(48,000)	(9,339)
China Longyuan Power Group Corp., Class H	(55,000)	(55,885)
China Shipping Container Lines Co., Ltd.	(43,000)	(12,420)
China Shipping Development Co., Ltd., Class H	(6,000)	(3,948)
China Tian Lun Gas Holdings, Ltd.	(105,000)	(125,593)
ENN Energy Holdings Ltd.	(2,000)	(14,146)
Hengan International Group Co., Ltd.	(4,500)	(48,142)
Lenovo Group, Ltd.	(98,000)	(133,680)
Parkson Retail Group, Ltd.	(28,500)	(8,527)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(56,000)	(57,441)
Shenzhou International Group Holdings, Ltd.	(28,000)	(88,150)
Shui On Land Ltd.	(170,000)	(45,588)
Sihuan Pharmaceutical Holdings Group, Ltd.	(28,000)	(17,165)
SOHO China, Ltd.	(3,500)	(2,942)
Tsingtao Brewery Co., Ltd., Class H	(20,000)	(162,953)
Uni-President China Holdings, Ltd.	(122,000)	(100,114)

	Shares	Value

Reference Entity - Short

China (concluded)
Weichai Power Co., Ltd., Class H	(12,000)	$(52,289)

		(1,279,808)

Hong Kong
Brilliance China Automotive Holdings Ltd.	(92,000)	(172,884)
China Everbright International, Ltd.	(136,000)	(181,566)
China Mengniu Dairy Co., Ltd.	(31,000)	(150,072)
China Resources Enterprise, Ltd.	(100,086)	(304,567)
China State Construction International Holdings, Ltd.	(8,000)	(14,087)
CSPC Pharmaceutical Group, Ltd.	(170,000)	(132,043)
Far East Horizon, Ltd.	(14,000)	(10,735)
Nine Dragons Paper Holdings, Ltd.	(16,000)	(13,165)
Vinda International Holdings, Ltd.	(98,000)	(164,725)

		(1,143,844)

Indonesia
XL Axiata Tbk PT	(25,000)	(11,661)

Malaysia
Petronas Dagangan BHD	(2,500)	(14,492)

Mexico
Alsea SAB de C.V.	(2,200)	(7,487)
Compartamos SAB de C.V.	(3,600)	(7,257)
Fibra Uno Administracion SA de C.V.	(18,300)	(64,313)
Mexico Real Estate Management SA de C.V.	(224,800)	(453,681)
Minera Frisco SAB de CV, Series A-1	(54,700)	(109,566)

		(642,304)

Poland
Grupa Azoty SA	(1,556)	(36,298)
Jastrzebska Spolka Weglowa SA (a)	(16,359)	(217,053)

		(253,351)

Russia
Uralkali OJSC - GDR	(9,029)	(172,409)

South Africa
Aspen Pharmacare Holdings, Ltd.	(547)	(14,783)
Exxaro Resources Ltd.	(9,267)	(125,555)
Impala Platinum Holdings, Ltd.	(3,408)	(33,772)
Nampak Ltd.	(28,660)	(108,848)
Northam Platinum Ltd. (a)	(9,944)	(40,677)
Remgro Ltd.	(35,926)	(775,182)

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Short

South Africa (concluded)
Sappi, Ltd.	(11,439)	$(43,239)
Shoprite Holdings Ltd.	(6,740)	(101,705)

		(1,243,761)

South Korea
Daelim Industrial Co., Ltd.	(468)	(41,873)
Daewoo Engineering & Construction Co., Ltd.	(8,020)	(77,145)
GS Engineering & Construction Corp.	(1,757)	(66,404)
Hotel Shilla Co., Ltd.	(505)	(53,810)
Hyundai Heavy Industries Co., Ltd.	(675)	(97,308)
Hyundai Hysco Co., Ltd.	(1,944)	(155,606)
Hyundai Merchant Marine Co., Ltd.	(11,537)	(116,734)
Hyundai Mipo Dockyard	(4,110)	(486,946)
Lotte Shopping Co., Ltd.	(22)	(6,784)
Samsung Electro-Mechanics Co., Ltd.	(3,816)	(232,537)
Samsung Engineering Co., Ltd.	(7,722)	(517,423)
Samsung Fine Chemicals Co., Ltd.	(1,890)	(79,109)
Samsung Heavy Industries Co., Ltd.	(120)	(3,224)
Samsung SDI Co., Ltd.	(450)	(69,291)
Seegene, Inc.	(276)	(16,005)
Shinsegae Co., Ltd.	(663)	(149,994)
WeMade Entertainment Co., Ltd.	(570)	(20,705)

		(2,190,898)

Taiwan
China Airlines Ltd.	(748,000)	(253,519)
China Petrochemical Development Corp.	(1,025,000)	(416,510)
Chipbond Technology Corp.	(42,000)	(67,882)
Chong Hong Construction Co.	(5,000)	(13,642)
Epistar Corp.	(17,000)	(37,012)
Evergreen Marine Corp. Taiwan Ltd.	(899,000)	(515,872)
FLEXium Interconnect, Inc.	(36,000)	(96,976)
Formosa Chemicals & Fibre Corp.	(17,000)	(41,362)
Gigastorage Corp.	(73,000)	(73,583)
HTC Corp.	(28,000)	(122,161)
Medigen Biotechnology Corp.	(12,000)	(129,075)
Motech Industries, Inc.	(36,000)	(48,338)
Neo Solar Power Corp.	(209,000)	(209,073)
Parade Technologies, Ltd.	(14,000)	(176,768)
Ruentex Development Co., Ltd.	(148,000)	(265,155)
Ruentex Industries, Ltd.	(94,000)	(236,653)
ScinoPharm Taiwan, Ltd.	(240)	(576)
Taiwan Glass Industry Corp.	(17,000)	(14,923)
Taiwan Mobile Co., Ltd.	(41,000)	(125,482)

	Shares	Value

Reference Entity - Short

Taiwan (concluded)
TPK Holding Co., Ltd.	(33,000)	(207,146)
U-Ming Marine Transport Corp.	(22,000)	$(34,672)

		(3,086,380)

Thailand
CP ALL PCL	(60,600)	(87,286)

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(19,477)	(236,224)
Turkcell Iletisim Hizmetleri AS - ADR	(6,750)	(110,295)

		(346,519)

Total Reference Entity – Short		(12,160,880)

Net Value of Reference Entity – Goldman Sachs & Co.		$16,307,666

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2014, expiration dated 6/13/14

	Shares	Value

Reference Entity - Long

Brazil
AES Tiete SA, Preference Shares	12,000	$98,169
Banco Bradesco SA, Preference Shares	9,700	147,975
Banco do Brasil SA	7,500	91,636
Bradespar SA, Preference Shares	12,200	123,680
BRF SA	100	2,446
Centrais Eletricas Brasileiras SA, Preference 'B' Shares	11,800	56,640
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,400	67,570
Cia Energetica de Minas Gerais, Preference Shares	2,200	17,910
Cia Energetica de Sao Paulo, Preference 'B' Shares	5,100	65,033
Cia Paranaense de Energia, Preference B Shares	13,500	209,455
Companhia de Saneamento Basico do Estado de Sao Paulo	2,500	22,138
CPFL Energia SA	6,100	53,236
Even Construtora e Incorporadora SA	3,500	9,627
Itau Unibanco Holding SA, Preference Shares	16,500	255,273
Itausa - Investimentos Itau SA, Preference Shares	42,756	178,845
JBS SA	11,500	42,325
MRV Engenharia e Participacoes SA	1,800	5,776
Multiplus SA	12,400	181,074
Petroleo Brasileiro SA, Preference Shares	43,100	362,847
Vale SA, Preference A Shares	29,800	382,622

		2,374,277

Chile
Aguas Andinas SA, Class A	16,377	10,328
Banco de Chile	85,513	10,636
Banco Santander Chile SA	485,705	30,847
CAP SA	2,741	37,276
Companhia Cervecerias Unidas SA	694	7,842
Enersis SA	497,534	167,709

		264,638

China
Agricultural Bank of China Ltd., Class H	867,000	420,018

	Shares	Value

Reference Entity - Long

China (continued)
Anhui Conch Cement Co., Ltd., Class H	56,000	$209,513
Anta Sports Products Ltd.	38,000	62,458
Bank of China Ltd., Class H	407,000	194,501
Bank of Communications Co. Ltd., Class H	60,000	45,972
China BlueChemical Ltd., Class H	64,000	32,963
China Cinda Asset Management Co., Ltd.	106,000	60,413
China Communications Construction Co. Ltd., Class H	638,000	482,837
China Communications Services Corp. Ltd., Class H	36,000	17,545
China Construction Bank Corp., Class H	136,000	104,056
China Everbright Bank Co., Ltd.	97,000	44,906
China Life Insurance Co. Ltd., Class H	43,000	127,705
China Minsheng Banking Corp. Ltd., Class H	400	413
China Oilfield Services Ltd., Class H	4,000	9,957
China Railway Construction Corp. Ltd., Class H	139,000	133,229
China Railway Group Ltd., Class H	201,000	107,495
China Shenhua Energy Co. Ltd., Class H	41,500	122,027
CNOOC Ltd.	134,000	237,028
Datang International Power Generation Co. Ltd., Class H	36,000	17,854
Dongfeng Motor Group Co. Ltd., Class H	74,000	131,407
Greentown China Holdings Ltd.	55,500	71,326
Guangzhou R&F Properties Co. Ltd., Class H	65,200	95,593
Huaneng Power International, Inc., Class H	118,000	130,985
Industrial & Commercial Bank of China Ltd., Class H	247,000	168,458
Jiangsu Expressway Co. Ltd., Class H	10,000	12,155
PetroChina Co. Ltd., Class H	254,000	329,202
Ping An Insurance Group Co. of China Ltd., Class H	20,000	169,940
Shanghai Industrial Holdings, Ltd.	10,000	33,282
Sino-Ocean Land Holdings Ltd.	27,500	16,061
Sinopharm Group Co. Ltd., Class H	14,800	43,369
Sunac China Holdings Ltd.	17,000	13,919
Tencent Holdings, Ltd.	19,800	321,547
Tingyi Cayman Islands Holding Corp.	36,000	101,935

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

China (concluded)
Zhejiang Expressway Co. Ltd., Class H	104,000	$112,351
Zhuzhou CSR Times Electric Co. Ltd., Class H	18,500	63,271

		4,245,691

Colombia
Almacenes Exito SA	763	12,319
Cementos Argos SA	1,951	11,435
Cemex Latam Holdings SA (a)	637	6,279
Corporación Financiera Colombiana SA	201	4,132
Ecopetrol SA	26,107	44,236
Grupo Argos SA	1,923	23,342
Grupo de Inversiones Suramericana SA	1,587	35,347
Interconexion Electrica SA	4,360	21,443
Isagen SA ESP	8,850	15,302

		173,835

Czech Republic
Telefonica O2 Czech Republic	857	11,300

Egypt
Telecom Egypt	10,596	19,790

Greece
The Athens Water Supply & Sewage Co. SA	5,705	73,012
Metka SA	2,867	46,216
Public Power Corp. SA	4,180	61,016

		180,244

Hong Kong
China Overseas Land & Investment Ltd.	88,000	267,591
China Power International Development, Ltd.	946,000	396,667
China Resources Cement Holdings Ltd.	78,000	56,325
China Resources Land Ltd.	16,000	37,287
China Travel International Inv HK	142,000	33,807
COSCO Pacific Ltd.	306,000	459,822
Franshion Properties China Ltd.	342,000	100,848
Hang Lung Group, Ltd.	1,000	5,363
Henderson Land Development Co. Ltd.	440	2,791
Hopewell Highway Infrastructure, Ltd.	266,500	137,204
Kingboard Chemical Holdings Ltd.	25,000	52,461
Poly Property Group Co. Ltd.	54,000	26,204
	Shares	Value

Reference Entity - Long

Hong Kong (concluded)
Shenzhen International Holdings, Ltd.	48,750	$60,130
Shenzhen Investment Ltd.	464,000	160,360
Shimao Property Holdings Ltd.	32,500	74,725
Wharf Holdings Ltd.	1,000	7,970

		1,879,555

Hungary
MOL Hungarian Oil & Gas PLC	170	8,222
OTP Bank PLC	1,551	26,882

		35,104

Indonesia
Bank Rakyat Indonesia Persero Tbk PT	143,600	137,737
Indofood Sukses Makmur Tbk PT	65,100	39,186
Matahari Department Store Tbk PT	8,900	11,073
Matahari Putra Prima Tbk PT	477,100	120,392
Semen Indonesia Persero Tbk PT	20,400	28,614
Surya Citra Media Tbk PT	19,900	6,488
Telekomunikasi Indonesia Persero Tbk PT	386,700	87,849

		431,339

Malaysia
British American Tobacco Malaysia Bhd	12,600	277,116
DiGi.Com Bhd	160,700	285,404
Lafarge Malayan Cement Bhd	2,000	6,102
Sime Darby Bhd	40,600	120,670
Telekom Malaysia Bhd	52,900	103,083

		792,375

Philippines
Globe Telecom, Inc.	1,965	78,342
Jollibee Foods Corp.	4,630	18,770
Philippine Long Distance Telephone Co.	295	20,773
Universal Robina Corp.	21,040	77,942

		195,827

Poland
Enea SA	1,198	5,818
PGE SA	15,842	105,397
Tauron Polska Energia SA	28,456	46,194

		157,409

Russia
Lukoil OAO	4,180	233,037
Lukoil OAO - ADR	98	5,464
Magnit OJSC - GDR	1,816	106,488

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

Russia (concluded)
MMC Norilsk Nickel	571	$111,644
Mobile Telesystems - ADR	2,879	51,620
Moscow Exchange MICEX-RTS OAO	7,757	12,237
Rosneft Oil Co.	12,296	76,173
Severstal OAO	102	976
Sistema JSFC	69,300	76,200
Sistema JSFC - GDR	150	3,705
Tatneft OAO	18,457	108,691
Tatneft OAO, ADR	962	34,193

		820,428

Singapore
CapitaLand Ltd.	10,000	27,557

South Africa
Clicks Group, Ltd.	3,514	21,524
Coronation Fund Managers Ltd.	1,412	12,885
FirstRand Ltd.	63,192	254,059
Gold Fields Ltd.	3,925	15,472
Growthpoint Properties Ltd.	18,266	42,273
Investec Ltd.	1,246	10,724
Kumba Iron Ore Ltd.	2,985	104,379
Life Healthcare Group Holdings Ltd.	5,858	24,039
Mediclinic International, Ltd.	30,324	241,309
MMI Holdings Ltd.	8,543	20,639
Mondi, Ltd.	3,749	65,931
MTN Group Ltd.	8,882	183,852
Netcare Ltd.	119,609	343,399
Sanlam Ltd.	6,535	37,067
Sibanye Gold, Ltd.	18,847	44,704
Vodacom Group Ltd.	15,032	175,696

		1,597,952

South Korea
AfreecaTV Co., Ltd.	330	8,836
Amorepacific Corp.	138	237,642
Amorepacific Group	36	30,904
Cell Biotech Co., Ltd.	1,517	55,308
CJ CGV Co., Ltd.	250	11,116
Daesang Corp.	2,631	130,500
Green Cross Corp.	254	30,046
GS Home Shopping, Inc.	92	24,851
Hanil E-Wha Co., Ltd.	140	2,881
Hanmi Pharm Co., Ltd.	886	74,650
Hanssem Co., Ltd.	196	17,799
Hanwha Corp.	5,040	142,850
Hanwha Life Insurance Co., Ltd.	6,930	45,999
Hyundai Development Co-Engineering & Construction	150	5,569
Hyundai Engineering & Construction Co., Ltd.	835	50,901

	Shares	Value

Reference Entity - Long

South Korea (concluded)
Hyundai Mobis	321	$95,890
Hyundai Steel Co.	2,047	155,949
Industrial Bank of Korea	8,556	126,858
Kangwon Land, Inc.	1,823	60,445
KCC Corp.	125	73,584
KGMobilians Co., Ltd.	1,300	15,127
Kia Motors Corp.	6,319	370,962
KJB Financial Group Co., Ltd.	140	1,662
KNB Financial Group Co., Ltd.	215	2,897
Korea Electric Power Corp.	1,690	69,740
Korea Zinc Co., Ltd.	82	32,833
KT Corp.	290	9,354
KT Skylife Co., Ltd.	5,728	124,586
LG Corp.	711	47,614
LG Display Co., Ltd.	1,560	51,211
LiHOM-CUCHEN Co., Ltd.	1,852	30,541
Lotte Food Co., Ltd.	98	70,730
Lotte Himart Co., Ltd.	445	29,528
LS Corp.	554	39,028
Medy-Tox, Inc.	393	58,191
NAVER Corp.	38	27,134
NongShim Co., Ltd.	368	93,289
Poongsan Corp.	1,410	40,743
POSCO	432	140,381
Posco ICT Co., Ltd.	1	7
Samsung C&T Corp.	962	68,271
Samsung Electronics Co., Ltd.	693	896,890
SEWOONMEDICAL Co., Ltd.	2,726	18,978
Shinhan Financial Group Co., Ltd.	2,450	121,000
SK C&C Co., Ltd.	25	4,077
SK Chemicals Co., Ltd.	1,226	77,228
SK Holdings Co., Ltd.	150	25,406
SK Networks Co., Ltd.	7,570	82,394
SK Telecom Co., Ltd.	72	18,483
SundayToz Corp.	8,340	127,390
Sungwoo Hitech Co., Ltd.	2,899	40,334
Woori Finance Holdings Co., Ltd.	1,854	24,981
Yuhan Corp.	47	8,053

		4,151,621

Taiwan
Asia Cement Corp.	198,000	275,043
AU Optronics Corp.	152,000	68,495
Career Technology MFG. Co., Ltd.	12,000	15,915
Cathay Financial Holding Co., Ltd.	47,250	78,624
Chicony Electronics Co., Ltd.	17,085	47,329
Chimei Materials Technology Corp.	32,000	38,053
Chin-Poon Industrial Co., Ltd.	33,000	59,343
China Steel Chemical Corp.	3,000	18,937
Compeq Manufacturing Co., Ltd.	18,000	10,633
CTCI Corp.	9,000	14,893

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Long

Taiwan (concluded)
Delta Electronics, Inc.	4,000	$27,182
Elan Microelectronics Corp.	50,000	80,989
Elite Advanced Laser Corp.	2,000	8,392
Far Eastern Department Stores Ltd.	117,390	119,140
Formosa Taffeta Co., Ltd.	74,000	81,566
Fubon Financial Holding Co., Ltd.	27,000	42,385
Giant Manufacturing Co., Ltd.	14,000	114,833
Hon Hai Precision Industry Co., Ltd.	101,000	346,095
Hon Hai Precision Industry Co., Ltd. - GDR	8,018	54,923
Ichia Technologies, Inc.	41,000	61,468
Innolux Corp.	259,000	82,952
King Slide Works Co., Ltd.	2,000	26,469
King Yuan Electronics Co., Ltd.	268,000	219,509
Largan Precision Co., Ltd.	1,000	76,824
Nan Ya Plastics Corp.	78,000	181,234
Novatek Microelectronics Corp.	14,000	70,878
PChome Online, Inc.	4,000	41,153
Pegatron Corp.	66,000	125,066
President Chain Store Corp.	7,000	55,685
Primax Electronics, Ltd.	34,000	52,475
Quanta Computer, Inc.	73,000	203,883
Sigurd Microelectronics Corp.	135,000	143,593
Siliconware Precision Industries Co.	101,000	137,853
Taiwan Cement Corp.	112,000	166,733
Taiwan Union Technology Corp.	73,000	69,463
Teco Electric and Machinery Co., Ltd.	224,000	283,947
Uni-President Enterprises Corp.	34,000	64,724
Winbond Electronics Corp. (a)	61,000	21,978
Wistron NeWeb Corp.	119,000	321,328
Yeong Guan Energy Technology Group Co., Ltd.	5,000	9,461
Yuanta Financial Holding Co., Ltd.	114,000	63,310

		3,982,756

Thailand
Advanced Info Service PCL	4,300	27,854
Airports of Thailand PCL	4,200	27,991
BTS Group Holdings PCL	103,400	27,533
Central Pattana PCL	23,700	35,244
Delta Electronics Thailand PCL	8,400	16,219
Jasmine International PCL	175,200	40,922
Nawarat Patanakarn PCL	6,576	451
PTT Exploration & Production PCL	86,400	437,247

	Shares	Value

Reference Entity - Long

Thailand (concluded)
PTT Global Chemical PCL, Foreign Registered Shares	49,900	$102,178
PTT PCL	18,800	186,770
Quality Houses PCL	191,600	23,510
Samart Corp. PCL	97,800	69,139
Siam Cement PCL, Foreign Registered Shares	1,700	22,635
TTW PCL	102,100	38,156

		1,055,849

Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	72,176	93,528
Enka Insaat ve Sanayi AS	53,585	139,660
Eregli Demir ve Celik Fabrikalari TAS	17,509	36,918
Goodyear Lastikleri TAS	1,150	45,357
Haci Omer Sabanci Holding AS	26,983	125,757
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	203,630	219,970
Koza Altin Isletmeleri AS	3,160	32,656
TAV Havalimanlari Holding AS	24,297	199,396
Tofas Turk Otomobil Fabrikasi A/S	17,339	107,365
Turk Hava Yollari	953	2,860
Turkiye Is Bankasi, Class C	7,272	20,290
Turkiye Sise ve Cam Fabrikalari A/S	21,463	31,198

		1,054,955

United Kingdom
BHP Billiton PLC	2,764	94,426
British American Tobacco PLC	5,257	308,553
Old Mutual PLC	40,129	132,181

		535,160

Total Reference Entity – Long		24,407,680

Reference Entity - Short

Brazil
Aliansce Shopping Centers SA	(1,700)	(14,087)
BB Seguridade Participacoes SA	(18,600)	(271,365)
Cia Hering	(24,700)	(229,935)
Duratex SA	(7,810)	(28,813)
Equatorial Energia SA	(1,100)	(12,267)
Hypermarcas SA	(5,300)	(42,260)
Mills Estruturas e Servicos de Engenharia SA	(300)	(3,126)
Natura Cosmeticos SA	(6,300)	(98,106)

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Short

Brazil (concluded)
Smiles SA	(500)	$(8,705)

		(708,664)

Chile
Embotelladora Andina SA	(1,863)	(6,603)

China
Aluminum Corp. of China Ltd., Class H	(428,000)	(196,737)
AviChina Industry & Technology Co., Ltd.	(56,000)	(32,305)
Biostime International Holdings, Ltd.	(15,500)	(70,593)
Byd Co., Ltd.	(5,000)	(33,100)
China Coal Energy Co., Ltd.	(222,000)	(133,424)
China COSCO Holdings Co., Ltd., Class H	(829,000)	(357,507)
China Dongxiang Group Co., Ltd.	(54,000)	(10,506)
China Longyuan Power Group Corp., Class H	(5,000)	(5,081)
China Shipping Container Lines Co., Ltd.	(998,000)	(288,251)
China Shipping Development Co., Ltd., Class H	(168,000)	(110,550)
China Tian Lun Gas Holdings, Ltd.	(27,000)	(32,295)
ENN Energy Holdings Ltd.	(16,000)	(113,171)
Hengan International Group Co., Ltd.	(21,500)	(230,013)
Kingdee International Software Group Co., Ltd.	(50,000)	(17,266)
Lenovo Group, Ltd.	(34,000)	(46,379)
PICC Property & Casualty Co., Ltd.	(18,000)	(29,105)
Semiconductor Manufacturing International Corp.	(2,192,000)	(201,591)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(168,000)	(172,325)
Sihuan Pharmaceutical Holdings Group, Ltd.	(92,000)	(56,399)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(26,000)	(8,033)
SOHO China, Ltd.	(32,000)	(26,902)
Tsingtao Brewery Co., Ltd., Class H	(26,000)	(211,839)
Uni-President China Holdings, Ltd.	(95,000)	(77,957)
Weichai Power Co., Ltd., Class H	(7,000)	(30,502)

		(2,491,831)

Hong Kong
Beijing Enterprises Water Group Ltd.	(306,000)	(198,878)
China Agri-Industries Holdings Ltd.	(101,000)	(44,077)
China Everbright International, Ltd.	(18,000)	(24,031)

	Shares	Value

Reference Entity - Short

Hong Kong (concluded)
China Everbright, Ltd.	(4,000)	$(6,172)
China High Speed Transmission Equipment Group Co., Ltd.	(143,000)	(111,546)
China Mengniu Dairy Co., Ltd.	(108,000)	(522,832)
China State Construction International Holdings Ltd.	(2,000)	(3,522)
ChinaVision Media Group, Ltd.	(910,000)	(187,599)
CSPC Pharmaceutical Group, Ltd.	(28,000)	(21,748)
Far East Horizon, Ltd.	(32,000)	(24,538)
GCL-Poly Energy Holdings Ltd. (a)	(645,000)	(208,228)
Hutchison Harbour Ring, Ltd.	(94,000)	(7,136)
Nine Dragons Paper Holdings, Ltd.	(11,000)	(9,051)
Sinopec Kantons Holdings Ltd.	(36,000)	(26,664)

		(1,396,022)

Indonesia
Tower Bersama Infrastructure Tbk PT	(26,000)	(18,640)
XL Axiata Tbk PT	(64,700)	(30,177)

		(48,817)

Malaysia
Maxis Bhd	(138,300)	(292,127)
Petronas Dagangan BHD	(22,400)	(129,851)

		(421,978)

Mexico
Minera Frisco SAB de CV, Series A-1	(54,300)	(108,764)

Poland
Eurocash SA	(855)	(10,559)
Jastrzebska Spolka Weglowa SA	(798)	(10,588)

		(21,147)

Russia
MegaFon OAO - GDR	(611)	(17,008)
NovaTek OAO - GDR	(193)	(19,972)

		(36,980)

South Africa
Remgro Ltd.	(7,892)	(170,287)

South Korea
CJ Korea Express Co., Ltd.	(1,161)	(152,122)
Daewoo Engineering & Construction Co., Ltd.	(5,240)	(50,404)
Doosan Heavy Industries & Construction Co., Ltd.	(2,330)	(67,858)
GS Engineering & Construction Corp.	(2,196)	(82,996)
Hansol Technics Co., Ltd.	(1,205)	(22,480)

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Reference Entity - Short

South Korea (concluded)
Hyundai Heavy Industries Co., Ltd.	(71)	$(10,235)
Hyundai Marine & Fire Insurance Co., Ltd.	(870)	(25,725)
Kolao Holdings	(12,286)	(254,944)
Lotte Shopping Co., Ltd.	(224)	(69,069)
Orion Corp/Republic of Korea	(148)	(134,874)
S-Oil Corp.	(4,815)	(257,356)
Samsung Electro-Mechanics Co., Ltd.	(3,219)	(196,157)
Samsung Fine Chemicals Co., Ltd.	(190)	(7,953)
Samsung Heavy Industries Co., Ltd.	(1,372)	(36,854)
Samsung SDI Co., Ltd.	(1,864)	(287,020)
Seoul Semiconductor Co., Ltd.	(158)	(4,361)
Shinsegae Co., Ltd.	(217)	(49,093)

		(1,709,501)

Taiwan
China Airlines Ltd.	(337,000)	(114,219)
China Steel Corp.	(384,000)	(331,214)

	Shares	Value

Reference Entity - Short

Taiwan (concluded)
Chipbond Technology Corp.	(6,000)	$(9,697)
E Ink Holdings, Inc.	(41,000)	(25,899)
Eclat Textile Co., Ltd.	(11,000)	(121,998)
Epistar Corp.	(3,000)	(6,532)
FLEXium Interconnect, Inc.	(3,000)	(8,081)
Hiwin Technologies Corp.	(16,000)	(171,955)
Hotai Motor Co., Ltd.	(22,000)	(284,939)
Taiwan Mobile Co., Ltd.	(79,000)	(241,782)
Wintek Corp.	(548,000)	(205,358)
Yang Ming Marine Transport Corp.	(483,000)	(199,922)

		(1,721,596)

Thailand
CP ALL PCL	(430,700)	(620,364)
Home Product Center PCL	(73,571)	(23,599)

		(643,963)

Turkey
Turkcell Iletisim Hizmetleri AS	(40,158)	(262,606)

Total Reference Entity – Short		(9,748,759)

Net Value of Reference Entity - UBS AG		$14,238,903

Notes to Consolidated Schedule of Investments

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
`
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	18

Consolidated Schedule of Investments (concluded)	BlackRock Emerging Markets Allocation Portfolio
(Percentages shown are based on Net Assets)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

Level 1		Level 2	Level 3	Total

Assets:
Investments:
Foreign Agency Obligations	—	$7,216,813	$—	$7,216,813
Foreign Government Obligations	—	16,652,399	—	16,652,399
Investment Companies	$509,762	—	—	509,762
Short-Term Securities	29,876,804	—	—	29,876,804

Total	$30,386,566	$23,869,212	$—	$54,255,778

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$2,868,545	$—	$2,868,545
Liabilities:
Equity contracts	$(23,187)	—	—	(23,187)

Total	$(23,187)	$2,868,545	$—	$2,845,358

[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Cash pledged for financial futures contracts	$69,000	—	—	$69,000
Liabilities:
Cash held as collateral for OTC derivatives	—	$(3,630,507)	—	(3,630,507)

Total	$69,000	$(3,630,507)	—	$(3,561,507)

There were no transfers between levels during the period ended July 31, 2014.

Blackrock Emerging Market Allocation Portfolio	July 31, 2014	19

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: September 25, 2014